SEGMENT INFORMATION - Assets (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Total assets	$ 100,892	$ 100,784
Material reconciling items | Associates
Disclosure of operating segments [line items]
Total assets	7,548	7,580
Material reconciling items | Non-controlling interests
Disclosure of operating segments [line items]
Total assets	62,681	62,732
Material reconciling items | Working capital adjustment and other
Disclosure of operating segments [line items]
Total assets	8,783	9,808
Operating segments
Disclosure of operating segments [line items]
Total assets	36,976	35,824
Operating segments | Utilities
Disclosure of operating segments [line items]
Total assets	8,856	9,035
Operating segments | Transport
Disclosure of operating segments [line items]
Total assets	12,011	11,840
Operating segments | Midstream
Disclosure of operating segments [line items]
Total assets	9,583	9,918
Operating segments | Data Infrastructure
Disclosure of operating segments [line items]
Total assets	8,659	7,511
Operating segments | Corporate
Disclosure of operating segments [line items]
Total assets	$ (2,133)	$ (2,480)